Property and equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Computer and electronic equipment	49,480	44,481	6,980
Leasehold improvement	63,634	67,338	10,567
Vehicles	9,373	1,674	263
Office furniture and equipment	2,471	2,491	391
Software	24,240	24,245	3,805
Total	149,198	140,229	22,006
Less: Accumulated depreciation and amortization	(111,526)	(111,355)	(17,475)
Property, equipment and software, net	37,672	28,874	4,531